Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current:
State	$ 1	$ 0
Total current provision	1	0
Deferred:
Federal	9,781	(14,035)
State	3,171	(2,443)
Foreign	0	(114)
Total deferred expense (benefit)	12,952	(16,592)
Valuation allowance	(12,953)	16,592
Provision for income taxes	$ 0	$ 0